Note 16 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 100	€ 152	€ 149
Investments in associates	816	749	1,288
Investments in subsidiaries, joint ventures and associates	916	900	1,437	€ 1,488
Altura markets SV SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	42	76	77
RCI Colombia [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	36	40	36
Desarrollo Metropolitanos del Sur SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	0	18	17
Other joint ventures [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	22	18	19
Divarian Propiedad SAU [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	0	0	567
Metrovacesa SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	259	259	285
BBVA allianz seguros y reaseguros SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	248	254	250
ATOM Bank PLC [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	132	77	64
Solarisbank AG [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	66	61	39
Cofides [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	31	28	25
Redsys servicios de procesamiento SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	20	19	14
Servicios electronicos globales SA de CV [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	23	15	11
Other associates [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	€ 37	€ 35	€ 33